S000101029 [Member] Performance Management - AB Municipal Income Shares C	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.